Credit facilities (Details Narrative)			1 Months Ended					4 Months Ended		6 Months Ended
	Jul. 20, 2022 SGD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2025	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jul. 31, 2022	Jul. 20, 2022 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	May 30, 2024
Short-Term Debt [Line Items]
Amortization of discount										$ 137,662	$ 14,230
Convertible notes										2,221,970		$ 1,900,965
Debt term								1 year
Amortization of discount on debt instruments										15,265	14,230
Interest expense										858,205	34,928
Series Of Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Convertible notes	$ 10,300,083	$ 7,700,000
Interest rate	5.00%	5.00%
Convertible notes									$ 7,735,209
Series Of Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Convertion rate	70.00%	70.00%
Conversion of stock, shares converted | shares									2,553,700
Five Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description						One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).	One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).
Debt conversion, description						If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Five Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate						70.00%	70.00%
Five Convertible Note Agreements [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes						$ 1,600,000	$ 1,600,000
Five Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate							8.00%						8.00%
Four Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description				Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).	Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).
Debt conversion, description				If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Four Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate				70.00%	70.00%
Four Convertible Note Agreements [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes				$ 200,000	$ 200,000
Four Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate				8.00%	8.00%
Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Debt conversion, description			The interest rate increased from 8% per annum to 12% per annum beginning in February 2025. The conversion price of the D-2 Notes also amended to be 50% (amended from 70%) of the IPO price or next round of financing.
Third Parties [Member]
Short-Term Debt [Line Items]
Amortization of discount										$ 122,397